BEA Income Fund, Inc.
153 East 53rd Street
New York, NY 10022

                 ---------------------------------------------

OFFICERS AND DIRECTORS

William W. Priest, Jr.                  Suzanne E. Moran
CHAIRMAN OF THE BOARD                   INVESTMENT OFFICER
Prof. Enrique R. Arzac                  Michael A. Pignataro
DIRECTOR                                SECRETARY
Lawrence J. Fox                         Wendy S. Setnicka
DIRECTOR                                VICE PRESIDENT
James S. Pasman, Jr.                    AND ASSISTANT SECRETARY
DIRECTOR                                Paul P. Stamler
Richard J. Lindquist                    TREASURER
PRESIDENT AND CHIEF                     John M. Corcoran
INVESTMENT OFFICER                      ASSISTANT TREASURER

            --------------------------------------------------------
INVESTMENT ADVISER
BEA Associates
153 East 53rd Street
New York, New York 10022
            --------------------------------------------------------
ADMINISTRATOR
Chase Global Funds Services Company
73 Tremont Street
Boston, Massachusetts 02108
            --------------------------------------------------------
CUSTODIAN
The Chase Manhattan Bank
3 Chase MetroTech Center
Brooklyn, New York 11245
            --------------------------------------------------------
SHAREHOLDER SERVICING AGENT
The Chase Manhattan Bank
4 New York Plaza
New York, New York 10004
Phone 1-800-428-8890
            --------------------------------------------------------
LEGAL COUNSEL
Willkie Farr & Gallagher
153 East 53rd Street
New York, New York 10022
            --------------------------------------------------------
INDEPENDENT ACCOUNTANTS
Price Waterhouse LLP
1177 Avenue of the Americas
New York, New York 10036

            --------------------------------------------------------

INCREASE YOUR FUND HOLDINGS THROUGH DIVIDEND REINVESTMENT AND DIRECT CASH PURCHASES

The Fund offers the opportunity for all shareholders to participate in the Fund's Dividend Reinvestment and Cash Purchase Plan (the "Plan"). Under the Plan, participating shareholders receive, in lieu of cash dividends, common stock of the Fund. In addition, participants in the Plan have the option of making voluntary cash payments of $100 to $3,000 (per investment period), plus any dividends received in cash, to the Plan Agent to purchase Fund shares in the open market. A description of the Plan and additional information concerning terms and conditions, and any applicable charges relating to the Plan, is included at the back of this report.

            --------------------------------------------------------

                             BEA Income Fund, Inc.

                 ---------------------------------------------

                              FIRST QUARTER REPORT
                                 March 31, 1997

BEA INCOME FUND, INC.

----------
Dear Shareholders:                                                  May 13, 1997

We are pleased to report on the activities of the BEA Income Fund, Inc. ("the Fund") for the quarter ended March 31, 1997.

    At March 31, 1997, the Fund's net asset value ("NAV") was $8.02, compared to an NAV of $8.12 at December 31, 1996. As a result, the Fund's total return (based on NAV and assuming reinvestment of dividends of $0.22 per share) for the period was 1.54%. At March 31, 1997, $173.1 million was invested in high-yield debt securities; $86.4 million was invested in investment-grade debt securities; and the balance of the Fund's investments, $15.7 million, was invested in equity securities. The investment-grade component consisted of domestic government obligations, short and intermediate-term mortgages, asset-backed securities and corporate bonds of intermediate maturity. Of the debt securities, the largest concentration (40.94%) was in B-rated issues.

THE MARKET

    The first quarter was a tale of two markets for U.S. fixed income sectors generally. In the first, which lasted roughly through mid-March, bond prices mostly reflected jitters about a possible increase in interest rates by the Federal Reserve. The jitters were intensified in February by comments from Fed chairman Alan Greenspan to the effect that equities and high yield securities were overvalued. The second phase comprised the last two-three weeks in March, in which the jitters strengthened into fears. Such fears were realized on March 25th, when the Fed hiked short-term rates by 25 basis points (the first increase since early 1995).

    Performance both of the investment-grade and high yield sectors reflected the shift in investor attitude from the first market phase to the second. As represented by the Lehman Brothers Aggregate Bond Index, investment-grade's 0.55% gain through February was more than wiped out by its 1.11% drop in March. Furthermore, after generating positive returns through February, all of the Index's subsectors posted negative results in March. Only mortgage-backed and asset-backed securities showed gains for the quarter as a whole.

    High yield instruments followed a similar pattern. The Salomon Brothers High-Yield Market Index, for example, fell 1.03% in March after rising 2.47% through February. We note that, despite the March decline, the Salomon index's 1.41% return for the entire quarter is considerably better than the quarterly results posted by most other taxable fixed income sectors.

    The high yield market continued to enjoy strong demand, both from individuals and institutions. According to Chase Securities, individuals invested $4.2 billion in high yield mutual funds, an increase of about 70% over the $2.5 billion invested in the first quarter of 1996. Fund flow trends dramatically changed in March, however, as $335 million was withdrawn, following an inflow of well over $4 billion in January and February combined.

    As measured by the level of new issues, institutional appetite for high yield was more consistent. Aggregate new issuance for the quarter was $25.8 billion, up about 40% vs. the $18.4 billion issued in the same period last year, and rose monthly in January, February and March.

PORTFOLIO REVIEW

    The factor primarily responsible for the Fund's outperformance of the broad high yield market in the first quarter was its emphasis on generating income rather than price appreciation. Specifically, the Fund had relatively larger holdings of conventional cash-paying debt and smaller holdings of deferred-interest securities ("DIS"). As most typically represented by zero-coupon bonds, DIS tend to perform worse than cash-paying debt when interest rates are rising and better when rates fall. This pattern applied in March, when DIS performed far worse than the cash-pay sector. Chase Securities calculates that the yield spread between DIS and cash-pay widened by 45 basis points. Since only a small portion of total portfolio assets is invested in DIS, the Fund benefited accordingly.

    Our high yield industry allocations remained essentially unchanged during the quarter, as did our views on individual-industry fundamentals. Telecommunications and gaming continued as the portfolio's largest overweights relative to the broad market, while the utilities group was the most significant underweight.

    The positive performance achieved by the investment-grade portion of the Fund was attributable to the overall approach of favoring certain 'spread products' (I.E., debt securities whose market valuation is greatly driven by the spreads between their yields and those of U.S. Treasury debt) versus Treasuries that had proven successful in 1996. Two sectors were most significant in this regard:

- We maintained a defensive posture toward corporate debt by focusing on bonds consistent with our themes of balance-sheet deleveraging and company restructuring.
- We increased the allocation to conventional pass-through mortgage-backed securities ("MBS") in the portfolio in late 1996 in the belief that yield-hungry and value-conscious investors would opt to increase their exposure. This approach proved effective, as MBS enjoyed a solid rally in December and January. We chose to realize some of the resulting gains in the Fund's pass-through allocation by selling a modest portion into the market's strength.

OUTLOOK

    Like most fixed income sectors, high yield became increasingly volatile as 1997 began, in anticipation of a long-expected increase in interest rates by the Federal Reserve. Such volatility continued even after the Fed finally raised rates in late March. Our near-term view, therefore, is one of caution, and we are closely monitoring economic and financial news accordingly.

    A cautious approach is particularly appropriate in light of high yield instruments' sensitivity not only to the interest-rate environment, but also to investor perceptions of corporate earnings as reflected by fluctuations in the prices of specific equities. With this in mind, we note that near-term volatility on an individual-credit basis should also be driven by the high seasonal level of equity-related earnings announcements.

    The longer-term picture for high yield remains bright. The macroeconomic climate continues to be favorable, default risk should stay low and general corporate performance is expected to stay positive. We consider two other factors notably auspicious, as well. First, the rapid growth of retirement plan assets is compelling institutions to seek new ways of diversifying their portfolios' overall risk. Second, many institutions already have added emerging markets debt (whose credit quality is similar to that of high yield) to their asset mixes and, therefore, are becoming more comfortable with the concept of below-investment-grade fixed income.

    We also are maintaining a watchful view on the investment-grade sector. Going forward, then, we have positioned our holdings in a generally defensive manner by raising the portfolio's allocation to relatively low-risk, liquid government securities; adhering to our preference in corporate debt for individual issues rather than industry bets; and keeping the MBS allocation duration-neutral.

    We appreciate your interest in the Fund and would be pleased to respond to your questions or comments. Any questions regarding net asset value, performance, dividends, portfolio management or allocations should be directed to BEA Associates at (800) 293-1232. All other inquiries regarding account information or requests for a prospectus or other reports should be directed to the Fund's Shareholder Servicing Agent at (800) 428-8890.

Sincerely yours,

               [SIG]

Richard J. Lindquist
PRESIDENT AND CHIEF INVESTMENT OFFICER

                 [SIG]

William W. Priest, Jr.
CHAIRMAN OF THE BOARD

PORTFOLIO OF INVESTMENTS (UNAUDITED)
---------
MARCH 31, 1997

                                                              Face
                                              Moody's        Amount
                                              Ratings         (000)           Value
------------------------------------------------------------------------------
-----------------
CORPORATE OBLIGATIONS (73.0%)
------------------------------------------------------------------------------
-----------------
AEROSPACE/DEFENSE (0.4%)
            GPA Holland B.V.
             Series C, Medium Term Notes:
         (3)  8.625%, 1/15/99                      N/R    $         750   $     751,875
         (3)  9.12%, 2/24/99                       N/R              250         250,625
                                                                          -------------
            GROUP TOTAL                                                       1,002,500
                                                                          -------------
------------------------------------------------------------------------------
-----------------
BROADCASTING (4.0%)
      (3)(8) Capstar Broadcasting Partners,
             Inc.
             Sr. Discount Notes
             0.00%, 2/1/09                         N/R            2,000       1,095,000
            Chancellor Radio Broadcasting
             Co.
             Gtd. Sr. Sub. Notes
             12.50%, 10/1/04                        B3              750         839,062
         (8) Commodore Media, Inc.
             Gtd. Sr. Sub. Notes
             7.50%, 5/1/03                          B3              300         325,500
         (8) EchoStar Communications Corp.
             Gtd. Sr. Discount Notes
             0.00%, 6/1/04                          B2            1,500       1,282,500
            Granite Broadcasting Corp. Sr.
             Sub. Notes
             9.375%, 12/1/05                        B3              300         282,000
            Pegasus Media &
             Communications, Inc. Series
             B, Notes
             12.50%, 7/1/05                         B3              250         273,750
            SFX Broadcasting, Inc. Series
             B, Sr. Sub. Notes
             10.75%, 5/15/06                        B3              650         685,750
            Sinclair Broadcast Group Sr.
             Sub. Notes
             10.00%, 9/30/05                        B2            1,000         995,000
         (8) Spanish Broadcasting
             System, Inc.
             Sr. Notes
             7.50%, 6/15/02                         B3              500         527,500
         (8) UIH Australia/Pacific, Inc.
             Series B, Sr. Discount Notes
             0.00%, 5/15/06                         B3            1,500         780,000
            United International Holdings:
             Sr. Secured Discount Notes
             Zero Coupon, 11/15/99                  B3            2,200       1,573,000
             Series B, Sr. Secured
             Discount Notes
             Zero Coupon, 11/15/99                  B3            1,000         723,750
            Univision Network
             Holding L.P.
             Sub. Notes
             Zero Coupon, 12/17/02                 N/R            1,500       1,365,000

                                                              Face
                                              Moody's        Amount
                                              Ratings         (000)           Value
-----------------------------------------------------------------------------------------------

            Young Broadcasting, Inc.
             Series B, Gtd. Sr. Sub. Notes
             9.00%, 1/15/06                         B2    $         300   $     285,000
                                                                          -------------
            GROUP TOTAL                                                      11,032,812
                                                                          -------------
-----------------------------------------------------------------------------------------------
BUSINESS SERVICES (0.4%)
         (3) Intertek Finance plc
             Yankee Sr. Sub. Notes
             10.25%, 11/1/06                        B2              600         609,000
      (3)(8) Real Time Data, Inc.
             Units
             0.00%, 8/15/06                        N/R            1,114         626,625
                                                                          -------------
            GROUP TOTAL                                                       1,235,625
                                                                          -------------
------------------------------------------------------------------------------
-----------------
CABLE (7.1%)
         (3) Adelphia Communications Corp.
             Sr. Notes
             9.875%, 3/1/07                        N/R              750         695,625
      (3)(8) Australis Holdings Pty Ltd.
             Yankee Units
             0.00%, 11/1/02                         B2            2,250       1,386,562
         (3) CCA Holdings Corp.
             Sr. Sub. Notes
             13.00%, 12/31/99                      N/R            1,500       1,627,500
            Cablevision System Corp.:
             Sr. Sub. Debentures
             9.875%, 2/15/13                        B2              500         490,625
             Sr. Sub. Notes
             9.875%, 5/15/06                        B2              400         396,000
            Century Communications Corp.
             Sr. Notes
             9.75%, 2/15/02                        Ba3              500         502,500
            Charter Communications
             Southeast L.P.
             Series B, Sr. Notes
             11.25%, 3/15/06                        B3              450         465,750
            Comcast Corp.
             Sr. Sub Notes:
             9.375%, 5/15/05                        B1              180         180,000
             9.125%, 10/15/06                       B1              750         742,500
            Continental Cablevision, Inc.
             Sr. Debentures
             9.50%, 8/1/13                        Baa2              600         669,750
      (3)(8) DIVA Systems Corp.
             Units
             0.00%, 5/15/06                        N/R            1,925       1,135,750
         (4) Falcon Holding Group L.P. Sr.
             Sub. Notes
             11.00%, 9/15/03                       N/R            1,660       1,444,603
            Helicon Group L.P.
             Series B, Sr. Secured Notes
             11.00%, 11/1/03                        B1            2,000       2,022,500
            Lenfest Communications, Inc.
             Sr. Notes
             8.375%, 11/1/05                       Ba3              250         228,750
             Sr. Sub. Notes
             10.50%, 6/15/06                        B2            1,000       1,020,000

                                                              Face
                                              Moody's        Amount
                                              Ratings         (000)           Value
-----------------------------------------------------------------------------------------------
         (8) Marcus Cable Co. Sr. Discount
             Notes
             0.00%, 12/15/05                       Caa    $       1,100   $     778,250
            NTL, Inc.:
         (8)  Series A, Sr. Deferred Coupon
             Notes
             0.00%, 4/15/05                         B3            1,000         712,500
         (8)  Series B, Sr. Deferred Coupon
             Notes
             0.00%, 2/1/06                          B3            1,000         620,000
         (3)  Sr. Notes
             10.00%, 2/15/07                       N/R              500         481,250
         (3) Olympus Communication
             L.P./Olympus Capital Corp.
             Sr. Notes
             10.625%, 11/15/06                      B1            1,000         990,000
         (3) OpTel, Inc.
             Units
             13.00%, 2/15/05                        B3              500         478,750
         (9) TCI Communications, Inc.
             Remarket Floating Rate Reset
             Notes
             6.213%, 9/15/03                       Ba1            1,140       1,134,300
         (8) Telewest Communications plc
             Yankee Sr. Sub. Discount
             Debentures
             0.00%, 10/1/07                         B1            2,050       1,373,500
                                                                          -------------
            GROUP TOTAL                                                      19,576,965
                                                                          -------------
------------------------------------------------------------------------------
-----------------
CHEMICALS (2.6%)
         (8) Harris Chemical N.A.
             Sr. Secured Debentures
             10.25%, 7/15/01                        B2            1,050       1,050,000
         (3) ISP Holdings Inc.
             Sr. Notes
             9.75%, 2/15/02                        Ba3              433         450,320
            LaRoche Industries, Inc.
             Sr. Sub. Notes
             13.00%, 8/15/04                        B3              400         432,000
            NL Industries Inc.:
             Sr. Secured Debentures
             11.75%, 10/15/03                       B1              500         525,000
         (8) Sr. Secured Discount
             Debentures
             0.00%, 10/15/05                        B2            1,000         897,500
            Rexene Corp.
             Sr. Notes
             11.75%, 12/1/04                        B1            1,000       1,120,000
         (8) Sterling Chemical
             Holdings, Inc.
             Sr. Discount Notes
             0.00%, 8/15/08                        Caa            1,300         793,000
         (3) Texas Petrochemicals Corp.
             Series B, Sr. Sub. Notes
             11.125%, 7/1/06                       N/R              350         367,500
            UCC Investor's Holdings, Inc.
             Sr. Sub. Notes
             11.00%, 5/1/03                         B3            1,500       1,590,000
                                                                          -------------
            GROUP TOTAL                                                       7,225,320
                                                                          -------------
-----------------------------------------------------------------------------------------------

                                                              Face
                                              Moody's        Amount
                                              Ratings         (000)           Value
-----------------------------------------------------------------------------------------------
CONSTRUCTION & BUILDING MATERIALS (1.0%)
         (3) Atrium Companies Inc.
             Sr. Sub Notes
             10.50%, 11/15/06                       B3    $       1,500   $   1,530,000
         (8) Building Materials Corp.
             Series B, Sr. Deferred Notes
             0.00%, 7/1/04                         Ba3              900         798,750
         (8) Waxman Industries Inc. Series
             B, Sr. Secured Deferred Notes
             0.00%, 6/1/04                         Caa              600         497,250
                                                                          -------------
            GROUP TOTAL                                                       2,826,000
                                                                          -------------
-----------------------------------------------------------------------------------------------
CONSUMER PRODUCTS & SERVICES (1.9%)
      (3)(8) Coinstar Inc.
             Units
             0.00%, 10/1/06                        N/R            1,700       1,232,500
            Jordan Industries, Inc.
             Sr. Notes
             10.375%, 8/1/03                        B3            1,440       1,418,400
         (2) Marvel III Holdings, Inc.
             Series B, Sr. Secured
             Debentures
             9.125%, 2/15/98                         C            1,100         209,000
         (3) Renaissance Cosmetics, Inc.
             Sr. Notes
             11.75%, 2/15/04                        B3              900         905,625
            Revlon Consumer Products, Inc.
             Series B, Sr. Sub. Notes
             10.50%, 2/15/03                        B3              800         844,000
         (4) Town & Country Corp. Sr. Sub.
             Notes
             13.00%, 5/31/98                       Caa              878         540,079
                                                                          -------------
            GROUP TOTAL                                                       5,149,604
                                                                          -------------
------------------------------------------------------------------------------
-----------------
ELECTRONICS (1.2%)
            Advanced Micro Devices, Inc.
             Sr. Secured Notes
             11.00%, 8/1/03                        Ba1              850         932,875
         (3) Celestica International Inc.
             Gtd. Sr. Sub. Yankee Notes
             10.50%, 12/31/06                       B2            1,100       1,183,875
            Unisys Corp.:
             Series B, Sr. Notes
             12.00%, 4/15/03                        B1            1,000       1,045,000
             Sr. Notes
             11.75%, 10/15/04                       B1              225         235,125
                                                                          -------------
            GROUP TOTAL                                                       3,396,875
                                                                          -------------
------------------------------------------------------------------------------
-----------------
ENERGY (2.9%)
         (3) Abraxas Petroleum Corp.
             Series B, Sr. Notes
             11.50%, 11/1/04                        B2            1,550       1,646,875
            Gulf Canada Resources Ltd.
             Yankee Sr. Sub. Debentures
             9.25%, 1/15/04                        Ba2              750         776,250
            H.S. Resources, Inc.
             Sr. Sub. Notes
             9.875%, 12/1/03                        B2              500         505,625

                                                              Face
                                              Moody's        Amount
                                              Ratings         (000)           Value
-----------------------------------------------------------------------------------------------
         (3) H.S. Resources, Inc.
             Sr. Sub. Notes
             9.25%, 11/15/06                        B2    $         750   $     705,000
            Maxus Energy Corp.:
             Notes
             9.375%, 11/1/03                        B1              350         357,000
             Series B, Notes
             9.375%, 11/1/03                        B1              450         459,000
         (8) Mesa Operating Co.
             Gtd. Sr. Sub. Discount Notes
             0.00%, 7/1/06                          B2            1,200         810,000
            National Energy Group, Inc.
             Sr. Notes
             10.75%, 11/1/06                        B1            1,000       1,035,000
            Noble Drilling Corp. Sr. Notes
             9.125%, 7/1/06                        Ba2              500         535,000
            Parker Drilling Company
             Series B, Sr. Notes
             9.75%, 11/15/06                        B1              300         304,500
            Plains Resources Inc. Series
             B, Gtd. Sr. Sub. Notes
             10.25%, 3/15/06                        B2              500         527,500
            TransTexas Gas Corp.
             Gtd. Sr. Secured Debentures
             11.50%, 6/15/02                        B2              400         438,000
                                                                          -------------
            GROUP TOTAL                                                       8,099,750
                                                                          -------------
------------------------------------------------------------------------------
-----------------
ENTERTAINMENT (1.7%)
            American Skiing Company Series
             B, Sr. Sub. Notes
             12.00%, 7/15/06                        B3              425         433,500
         (3) Booth Creek Ski
             Holdings, Inc.
             Sr. Notes
             12.50%, 3/15/07                       Caa            1,000         981,250
            Genmar Holdings, Inc. Series
             A, Sr. Sub. Notes
             13.50%, 7/15/01                       Caa              500         503,750
         (8) Imax Corp.,
             Yankee Sr. Notes
             7.00%, 3/1/01                          B1            1,000         983,750
         (3) Stuart Entertainment, Inc. Sr.
             Sub. Notes
             12.50%, 11/15/04                       B3              750         750,000
            Time Warner Inc.
             Debentures
             6.85%, 1/15/26                        Ba1            1,095       1,056,117
                                                                          -------------
            GROUP TOTAL                                                       4,708,367
                                                                          -------------
------------------------------------------------------------------------------
-----------------
FINANCIAL SERVICES (9.3%)
         (6) AT&T Capital Corp. Series 3,
             Medium Term Notes
             6.03%, 10/27/97                      Baa3            1,100       1,097,822
            American Banknote Corp. Series
             B, Sr. Notes
             11.625%, 8/1/02                        B2              750         749,063
            BellSouth Capital
             Funding Corp.
             Debentures
             6.04%, 11/15/26                       Aa1            1,700       1,654,406
                                                              Face
                                              Moody's        Amount
                                              Ratings         (000)           Value
-----------------------------------------------------------------------------------------------
            Chase Manhattan Corp.
             Sub. Notes
             7.125%, 2/1/07                         A1    $         800   $     779,200
            Citicorp:
             Sr. Notes
             5.625%, 2/15/01                        A1            1,500       1,428,750
             Sub. Notes
             7.625%, 5/1/05                         A2              485         490,223
            Consorcio G Grupo Dina
             S.A./MCII Holdings
             (U.S.A.), Inc.
             Sr. Secured Notes
             Zero Coupon, 11/15/02                 N/R            2,100       1,808,625
         (3) Dollar Financial Group, Inc.
             Sr. Notes
             10.875%, 11/15/06                      B2            1,000       1,020,000
         (6) GMAC
             Medium Term Notes
             6.90%, 6/6/00                          A3            2,000       1,995,620
            General Electric Capital Corp.
             Remarketed Reset Notes
             6.29%, 12/15/07                       Aaa            2,150       2,078,018
         (3) Goldman Sachs Group L.P.
             Medium Term Notes
             6.20%, 2/15/01                         A1            3,000       2,883,750
            L'Auxiliare Du Credit Foncier
             de France:
             Sr. Unsub. Notes
             8.00%, 1/14/02                         A3              320         328,400
         (9) Gtd. Sub. Notes
             5.50%, 10/22/02                      Baa3              680         647,768
         (9) Midland Bank Plc
             Series 1M Perpetual Primary
             Capital Notes
             5.875%                                 A1              470         423,305
         (9) National Westminster Bank plc
             Series B, Perpetual
             Sub. Notes
             5.9375%                               Aa3            1,120       1,010,016
            Norwest Financial Inc.
             Sr. Notes
             7.50%, 4/15/05                        Aa3            1,100       1,109,075
         (9) Royal Bank of Canada
             Sub. Debentures
             5.75%, 6/29/85                        Aa3              410         370,537
         (9) Skandinaviska Enskilda Banken
             AB,
             Perpetual Sub. 6.625%                Baa1            1,300       1,272,960
            Trans Financial Bank N.A.:
             Notes
             6.48%, 10/23/98                      Baa3            1,250       1,240,313
             Sr. Notes
             6.32%, 10/17/97                      Baa3            1,750       1,752,013
            Travelers Group, Inc. Sr.
             Notes
             6.625%, 9/15/05                        A1              500         472,615
      (2)(6) Westfed Holdings Sr.
             Debentures
             15.50%, 9/15/99                       N/R            1,750       1,190,000
                                                                          -------------
            GROUP TOTAL                                                      25,802,479
                                                                          -------------
-----------------------------------------------------------------------------------------------

                                                              Face
                                              Moody's        Amount
                                              Ratings         (000)           Value
-----------------------------------------------------------------------------------------------
FOOD & BEVERAGES (1.0%)
            Fresh Del Monte Produce N.V.
             Series B, Yankee
             Sr. Notes
             10.00%, 5/1/03                        Caa    $         800   $     803,000
         (3) Gorges/Quick-To-Fix Foods,
             Inc. Sr. Sub. Notes
             11.50%, 12/1/06                        B3            1,000       1,025,000
            International Home Foods, Inc.
             Sr. Sub. Notes
             10.375%, 11/1/06                       B2            1,000       1,012,500
                                                                          -------------
            GROUP TOTAL                                                       2,840,500
                                                                          -------------
------------------------------------------------------------------------------
-----------------
HEALTH CARE (3.2%)
         (4) General Medical Corp. Series
             A, Sub. Debentures
             12.125%, 8/15/05                      Caa            2,031       2,254,410
            ICON Health & Fitness, Inc.
             Series B, Sr. Sub. Notes
             13.00%, 7/15/02                        B3              500         554,375
         (3) Integrated Health Services,
             Inc.
             Sr. Sub. Notes
             10.25%, 4/30/06                        B1              400         422,000
            Meditrust
             Conv. Debentures
             7.50%, 3/1/01                        Baa3            3,000       3,150,000
            Paracelsus Healthcare
             Sr. Sub. Notes
             10.00%, 8/15/06                        B1            1,900       1,786,000
            Regency Health Services, Inc.
             Gtd Sr. Sub. Notes
             9.875%, 10/15/02                       B2              750         757,500
                                                                          -------------
            GROUP TOTAL                                                       8,924,285
                                                                          -------------
------------------------------------------------------------------------------
-----------------
INDUSTRIAL GOODS & MATERIALS (4.9%)
            AMTROL Acquisition Inc. Sr.
             Sub. Notes
             10.625%, 12/31/06                      B3              400         412,000
            Alpine Group, Inc.
             Series B, Gtd. Sr.
             Secured Notes
             12.25%, 7/15/03                        B3              500         545,000
            Atlantis Group, Inc.
             Sr. Notes
             11.00%, 2/15/03                        B2              585         596,700
            CLARK Material Handling Co.
             Sr. Notes
             10.75%, 11/15/06                       B1              550         565,125
            Haynes International, Inc. Sr.
             Notes
             11.625%, 9/1/04                        B3              500         538,125
            Interlake Corp.
             Sr. Sub. Debentures
             12.125%, 3/1/02                        B3            1,000       1,025,000
            International Knife & Saw,
             Inc.
             Sr. Sec. Sub. Notes
             11.375%, 11/15/06                      B3              750         776,250
            MVE Inc.
             Sr. Secured Debentures
             12.50%, 2/15/02                        B3              650         680,063
                                                              Face
                                              Moody's        Amount
                                              Ratings         (000)           Value
-----------------------------------------------------------------------------------------------
            Mafco, Inc.
             Sr. Sub. Notes
             11.875%, 11/15/02                      B3    $         550   $     585,750
         (3) Motors and Gears Inc. Series
             A, Sr. Notes
             10.75%, 11/15/06                       B3            1,500       1,537,500
            Plastic Specialties &
             Technologies, Inc. Sr.
             Secured Debentures
             11.25%, 12/1/03                        B3              500         540,000
         (3) SRI Receivables Purchase Co.,
             Inc. Trust
             Certificate-Backed Notes
             12.50%, 12/15/00                      N/R            1,500       1,552,500
            Seagate Technology, Inc.
             Sr. Debentures
             7.45%, 3/1/37                        Baa3              900         877,500
            Specialty Equipment Companies,
             Inc.
             Sr. Sub. Notes
             11.375%, 12/1/03                       B3            1,500       1,597,500
            Terex Corp.
             Series B, Sr. Secured Notes
             13.25%, 5/15/02                       Caa            1,500       1,640,625
                                                                          -------------
            GROUP TOTAL                                                      13,469,638
                                                                          -------------
------------------------------------------------------------------------------
-----------------
METALS & MINING (3.7%)
            AK Steel Corp.
             Gtd. Sr. Notes
             10.75%, 4/1/04                        Ba2            1,450       1,558,750
            Algoma Steel, Inc. Yankee
             First Mortgage Notes
             12.375%, 7/15/05                       B1              500         532,500
         (6) Armco, Inc.
             Sr. Notes
             11.375%, 10/15/99                      B2              815         831,300
            Bayou Steel Corp.
             First Mortgage Notes
             10.25%, 3/1/01                         B2              500         480,000
            Gulf States Steel, Inc.
             First Mortgage Notes
             13.50%, 4/15/03                        B1              750         727,500
            Kaiser Aluminum &
             Chemical Corp.:
             Sr. Notes
             10.875%, 10/15/06                      B1            1,500       1,576,875
             Sr. Sub. Notes
             12.75%, 2/1/03                         B2              850         918,000
            Republic Engineered Steel,
             Inc.
             First Mortgage Bonds
             9.875%, 12/15/01                      Caa              500         445,000
            Sheffield Steel Corp.
             First Mortgage Notes
             12.00%, 11/1/01                       Caa            1,250       1,176,563
            WCI Steel Inc.
             Series B, Sr. Notes
             10.00%, 12/1/04                        B2            1,250       1,271,875

                                                              Face
                                              Moody's        Amount
                                              Ratings         (000)           Value
-----------------------------------------------------------------------------------------------
            Weirton Steel Corp.
             Sr. Notes
             11.375%, 7/1/04                        B2    $         700   $     700,000
                                                                          -------------
            GROUP TOTAL                                                      10,218,363
                                                                          -------------
-----------------------------------------------------------------------------------------------
PACKAGING/CONTAINERS (3.2%)
            BPC Holding Corp.
             Series B, Sr. Secured Notes
             12.50%, 6/15/06                       Caa            1,000       1,061,250
            Container Corp. of America
             Gtd. Sr. Notes
             9.75%, 4/1/03                          B1              500         520,000
      (3)(8) Crown Packaging
             Enterprises Ltd.
             Units
             0.00%, 8/1/06                          Ca            1,950         360,750
         (8) Crown Packaging
             Holdings Ltd.
             Series B, Sr. Sub.
             Discount Notes
             0.00%, 11/1/03                         Ca            2,250         810,000
            Four M Corp.
             Series B, Gtd. Sr.
             Secured Notes
             12.00%, 6/1/06                         B2              500         510,000
            Gaylord Container Corp. Sr.
             Sub. Discount Debentures
             12.75%, 5/15/05                       Caa            2,250       2,452,500
         (8) Ivex Holdings Corp.
             Series B, Sr. Discount
             Debentures
             0.00%, 3/15/05                        Caa            1,500       1,233,750
         (3) Radnor Holdings Corp. Sr.
             Notes
             10.00%, 12/1/03                        B2              500         511,250
         (3) Spinnaker Industries Inc. Sr.
             Secured Notes
             10.75%, 10/15/06                       B3              500         503,750
         (3) Stone Container Finance Co.
             Yankee Gtd. Sr. Notes
             11.50%, 8/15/06                        B1            1,000       1,008,750
                                                                          -------------
            GROUP TOTAL                                                       8,972,000
                                                                          -------------
------------------------------------------------------------------------------
-----------------
PAPER & FOREST PRODUCTS (1.9%)
            Crown Paper Co.
             Sr. Sub. Notes
             11.00%, 9/1/05                         B3              700         644,000
            Fort Howard Corp.
             Sub. Notes
             10.00%, 3/15/03                        B2            1,250       1,312,500
            Mail-Well Corp.
             Sr. Sub. Notes
             10.50%, 2/15/04                        B2            1,500       1,567,500
            Malette, Inc.
             Yankee Sr. Secured
             Debentures
             12.25%, 7/15/04                       Ba3              180         198,000
                                                              Face
                                              Moody's        Amount
                                              Ratings         (000)           Value
-----------------------------------------------------------------------------------------------

            Repap New Brunswick, Inc.
             Yankee Sr. Secured Debentures
             10.625%, 4/15/05                      Caa    $       1,300   $   1,288,625
            Repap Wisconsin, Inc. Sr.
             Secured Debentures
             9.875%, 5/1/06                         B2              400         390,000
                                                                          -------------
            GROUP TOTAL                                                       5,400,625
                                                                          -------------
------------------------------------------------------------------------------
-----------------
PUBLISHING & INFORMATION SERVICES (1.0%)
            General Media, Inc.
             Sr. Notes
             10.625%, 12/31/00                     Caa              625         539,844
         (8) InterAct Systems, Inc. Sr.
             Discount Notes
             0.00%, 8/1/03                         N/R              750         412,500
            Lamar Advertising Co.
             Gtd. Sr. Sub. Notes
             9.625%, 12/1/06                        B1              550         554,125
            Petersen Publishing Co.,
             L.L.C./Peterson
             Capital Corp.
             Series B, Gtd. Sr. Sub. Notes
             11.125%, 11/15/06                      B3              450         481,500
         (3) Universal Outdoor, Inc. Sr.
             Sub. Notes
             9.75%, 10/15/06                        B1              750         753,750
                                                                          -------------
            GROUP TOTAL                                                       2,741,719
                                                                          -------------
------------------------------------------------------------------------------
-----------------
RESTAURANTS, HOTELS & GAMING (5.3%)
            Boomtown, Inc.
             First Mortgage Notes
             11.50%, 11/1/03                        B1              500         536,250
         (2) Capital Gaming
             International, Inc.
             Promissory Notes
             10.125%, 8/1/95                       N/R                1              62
            Casino America, Inc.
             Gtd. Sr. Notes
             12.50%, 8/1/03                         B1            1,300       1,251,250
         (3) Casino Magic of
             Louisiana, Corp.
             First Mortgage Notes
             13.00%, 8/15/03                        B3            1,900       1,843,000
         (4) Colorado Gaming &
             Entertainment, Co.
             Gtd. Sr. Notes
             12.00%, 6/1/03                        N/R            1,130       1,114,827
         (2) Elsinore Corp.
             First Mortgage Notes
             12.50%, 10/1/00                       N/R            1,500         780,000
            G.B. Property Funding Corp.
             Gtd. First Mortgage Notes
             10.875%, 1/15/04                       B3            1,100         902,000
            HMC Acquisition Properties,
             Series B, Gtd. Sr. Notes
             9.00%, 12/15/07                       Ba3              450         443,250
            Horseshoe Gaming L.L.C. Series
             B, Sr. Notes
             12.75%, 9/30/00                        B1              750         813,750

                                                              Face
                                              Moody's        Amount
                                              Ratings         (000)           Value
-----------------------------------------------------------------------------------------------
            Mohegan Tribal Gaming
             Authority
             Series B, Sr. Secured Notes
             13.50%, 11/15/02                      Ba1    $         900   $   1,184,625
            Prime Hospitality Corp.
             Secured First
             Mortgage Notes
             9.25%, 1/15/06                        Ba2              975         992,063
            Red Roof Inns, Inc. Sr.
             Exchange Notes
             9.625%, 12/15/03                       B2              900         900,000
            Santa Fe Hotel, Inc.
             Gtd. First Mortgage Notes
             11.00%, 12/15/00                      Caa              354         256,208
            Trump Atlantic City Associates
             Secured First
             Mortgage Notes
             11.25%, 5/1/06                         B1            1,250       1,137,500
            Trump's Castle Funding, Inc.
             Mortgage Bonds
             11.75%, 11/15/03                      Caa              550         423,500
         (3) Waterford Gaming L.L.C./
             Waterford Gaming
             Finance Corp.
             Sr. Notes
             12.75%, 11/15/03                      N/R            1,600       1,706,000
            Wyndham Hotel Corp.
             Gtd. Sr. Sub. Notes
             10.50%, 5/15/06                        B2              300         319,500
                                                                          -------------
            GROUP TOTAL                                                      14,603,785
                                                                          -------------
------------------------------------------------------------------------------
-----------------
RETAIL (3.7%)
            Brylane L.P.
             Gtd. Sr. Sub. Notes
             10.00%, 9/1/03                         B1              500         525,000
         (2) County Seat Stores, Inc. Sr.
             Sub. Notes
             12.00%, 10/1/02                        Ca            1,520         456,000
            Dairy Mart Conveniences
             Stores, Inc.
             Sr. Sub. Notes
             10.25%, 3/15/04                        B3            1,500       1,477,500
            Duane Reade Corp.
             Sr. Notes
             12.00%, 9/15/02                        B3              200         211,500
            Farm Fresh, Inc.
             Sr. Notes
             12.25%, 10/1/00                       Caa            1,360       1,142,400
            Great American Cookie Co.
             Series B, Sr. Secured
             Debentures
             10.875%, 1/15/01                       B3            1,250       1,206,250
            Hills Stores Co.
             Gtd. Sr. Notes
             12.50%, 7/1/03                         B2              600         516,000
         (3) Jitney-Jungle Stores of
             America, Inc.
             Gtd. Sr. Notes
             12.00%, 3/1/06                         B2              250         263,750
            K Mart Corp.
             Debentures
             7.75%, 10/1/12                        Ba3            1,175       1,038,406
                                                              Face
                                              Moody's        Amount
                                              Ratings         (000)           Value
-----------------------------------------------------------------------------------------------

            Parisian, Inc.
             Sr. Sub. Notes
             9.875%, 7/15/03                        B1    $       1,250   $   1,287,500
            Pathmark Stores, Inc.:
         (8)  Jr. Sub. Notes
             0.00%, 11/1/03                        Caa            1,400         931,000
             Sr. Sub. Notes
             9.625%, 5/1/03                         B3              700         659,750
            Waban, Inc.
             Sr. Sub. Notes
             11.00%, 5/15/04                       Ba3              500         557,500
                                                                          -------------
            GROUP TOTAL                                                      10,272,556
                                                                          -------------
-----------------------------------------------------------------------------------------------
TELECOMMUNICATIONS (10.5%)
         (8) American Communications
             Services, Inc.
             Sr. Discount Notes
             0.00%, 11/1/05                        N/R            2,100       1,267,875
            Brooks Fiber Properties, Inc.
             Sr. Discount Notes:
         (8)  0.00%, 11/1/06                       N/R            2,000       1,190,000
         (8)  0.00%, 3/1/06                        N/R            1,000         620,000
         (8) COLT Telecom Group plc Yankee
             Units
             0.00%, 12/15/06                       N/R              800         498,000
            Cellular Communications
             International, Inc.
             Units
             Zero Coupon, 8/15/00                   B3            2,000       1,420,000
         (8) Dial Call Communications Sr.
             Discount Notes
             0.00%, 4/15/04                         B3            1,100         816,750
         (8) Diamond Cable Communications
             plc
             Yankee Discount Notes
             0.00%, 12/15/05                        B3            1,850       1,184,000
      (3)(8) GST Telecommunications, Inc.
             Conv. Sr. Sub.
             Discount Notes
             0.00%, 12/15/05                       N/R              200         120,000
         (8) GST USA, Inc.
             Gtd. Sr. Discount Notes
             0.00%, 12/15/05                       N/R            1,700       1,088,000
         (3) Geotek Communications, Inc.
             Conv. Sr. Sub. Notes
             12.00%, 12/15/01                      Caa            1,000         800,000
         (8) Hyperion Telecommunications,
             Inc. Series B, Sr. Discount
             Notes
             0.00%, 4/15/03                        N/R            1,750         945,000
            ICG Holdings, Inc. Sr.
             Discount Notes
         (8)  0.00%, 9/15/05                       N/R              650         435,500
      (3)(8)  0.00%, 3/15/07                       N/R            2,000       1,120,000
         (8) IntelCom Group (U.S.A.) Inc.
             Gtd. Sr. Exchangeable
             Discount Notes
             0.00%, 5/1/06                         N/R              600         372,000

                                                              Face
                                              Moody's        Amount
                                              Ratings         (000)           Value
-----------------------------------------------------------------------------------------------
            InterMedia Capital Partners IV
             L.P./InterMedia Partners IV
             Capital Corp.
             Sr. Notes
             11.25%, 8/1/06                         B2    $         650   $     679,250
         (8) MFS Communications Co., Inc.
             Discount Notes
             0.00%, 1/15/04                        Ba3            1,100         990,000
      (3)(8) McCaw International Ltd. Units
             0.00%, 4/15/07                        N/R            1,000         480,000
         (8) Nextel Communications, Inc.
             Sr. Notes
             0.00%, 8/15/04                         B3            3,200       2,176,000
            Orbcomm Global L.P./ Orbcomm
             Global Capital Corp.
             Series B, Gtd. Sr. Notes
             14.00%, 8/15/04                        B3              500         500,000
            Orion Network Systems, Inc.
             Units
             11.25%, 1/15/07                        B2              900         891,000
         (8) Pagemart Nationwide, Inc. Sr.
             Discount Notes
             0.00%, 2/1/05                         N/R            1,750       1,244,687
            Petersburg Long Distance Inc.:
         (3) Conv. Sub. Notes
             9.00%, 6/1/06                         N/R              230         231,150
      (3)(8) Units
             0.00%, 6/1/04                         N/R            1,610       1,336,300
            PriCellular Wireless Corp.:
         (8)  Discount Notes
             0.00%, 10/1/03                         B3              750         667,500
             Sr. Notes
             10.75%, 11/1/04                        B1              300         303,750
            Rogers Cablesystems Ltd.
             Series B, Yankee Sr. Secured
             2nd Priority Notes
             10.00%, 3/15/05                       Ba3              300         310,500
            Rogers Cantel Inc. Sr. Secured
             Debentures
             9.375%, 6/1/08                        Ba3              350         358,750
            Sprint Spectrum L.P./Sprint
             Spectrum Finance Corp. Sr.
             Notes
             11.00%, 8/15/06                        B2            1,400       1,484,000
         (3) TCI Satellite
             Entertainment, Inc.
             Sr. Sub. Notes
             10.875%, 2/15/07                      N/R              300         270,000
            Teleport Communications Group,
             Inc.:
             Sr. Notes
             9.875%, 7/1/06                         B1              750         776,250
         (8)  Sr. Discount Notes
             0.00%, 7/1/07                          B1            1,150         770,500
         (3) UNIFI Communications, Inc.
             Units
             14.00%, 3/1/04                        N/R            1,000       1,030,000
         (8) Videotron Holdings plc Yankee
             Discount Notes
             0.00%, 8/15/05                         B3            2,000       1,580,000
                                                              Face
                                              Moody's        Amount
                                              Ratings         (000)           Value
-----------------------------------------------------------------------------------------------
            Western Wireless Corp. Sr.
             Sub. Notes
             10.50%, 2/1/07                         B3    $         500   $     501,250
            WinStar Communications, Inc.:
      (3)(8)  Conv. Sr. Discount Notes
             0.00%, 10/15/05                       N/R              250         160,000
         (8)  Sr. Discount Notes
             0.00%, 10/15/05                       N/R              500         285,000
         (8) Wireless One, Inc.
             Units
             0.00%, 8/1/06                          B3              750         202,500
                                                                          -------------
            GROUP TOTAL                                                      29,105,512
                                                                          -------------
-----------------------------------------------------------------------------------------------
TEXTILES/APPAREL (0.6%)
            Collins & Aikman Products Sr.
             Sub. Notes
             11.50%, 4/15/06                        B3              650         718,250
            Pillowtex Corp.
             Gtd. Sr. Sub. Notes
             10.00%, 11/15/06                       B2              500         522,500
         (3) William Carter Co.
             Sr. Sub. Notes
             10.375%, 12/1/06                       B3              500         513,750
                                                                          -------------
            GROUP TOTAL                                                       1,754,500
                                                                          -------------
------------------------------------------------------------------------------
-----------------
TRANSPORTATION (1.0%)
            CHC Helicopter Corp. Yankee
             Sr. Sub. Notes
             11.50%, 7/15/02                        B3              750         776,250
            USAir, Inc.
             Gtd. Sr. Notes
             10.00%, 7/1/03                         B3            1,900       1,916,625
                                                                          -------------
            GROUP TOTAL                                                       2,692,875
                                                                          -------------
------------------------------------------------------------------------------
-----------------
WASTE MANAGEMENT (0.5%)
         (6) WMX Technologies Inc. Sr.
             Notes
             7.10%, 8/1/26                          A1            1,250       1,244,650
                                                                          -------------
------------------------------------------------------------------------------
-----------------
TOTAL CORPORATE OBLIGATIONS
  (Cost $205,742,614)                                                       202,297,305
                                                                          -------------
-----------------------------------------------------------------------------------------------
GOVERNMENT & AGENCY SECURITIES (11.9%)
------------------------------------------------------------------------------
-----------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION (2.6%)
            30-year TBA
             7.50%, 4/1/27                         Aaa            3,250       3,189,062
            REMIC-PAC Series 1989-23,
             Class D
             10.20%, 9/25/18                       Aaa            2,837       2,954,485
            STRIPS, Series H, Class 2
             11.50%, 5/1/09                        Aaa            1,020       1,119,279
                                                                          -------------
            GROUP TOTAL                                                       7,262,826
                                                                          -------------
-----------------------------------------------------------------------------------------------

                                                              Face
                                              Moody's        Amount
                                              Ratings         (000)           Value
-----------------------------------------------------------------------------------------------
GOVERNMENT & AGENCY SECURITIES (0.5%)
            Tennessee Valley Authority
             Bonds
             5.98%, 4/1/36                         N/R    $       1,250   $   1,250,450
                                                                          -------------
-----------------------------------------------------------------------------------------------
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (1.1%)
            Various Pools:
             6.00%, 2/20/27                        Aaa            2,564       2,570,500
             10.50%, 9/15/15-8/15/16               Aaa              282         312,379
                                                                          -------------
            GROUP TOTAL                                                       2,882,879
                                                                          -------------
-----------------------------------------------------------------------------------------------
UNITED STATES DEPARTMENT OF VETERANS AFFAIRS (0.1%)
            Vendee Mortgage Trust REMIC
             Series 1994-2, Class 3F
             6.50%, 10/15/15                       N/R              400         371,500
                                                                          -------------
------------------------------------------------------------------------------
-----------------
UNITED STATES TREASURY NOTES (7.6%)
         (6)  7.750%, 11/30/99                     Aaa            2,870       2,950,274
             6.625%, 6/30/01                       Aaa            7,440       7,402,800
             7.875%, 11/15/04                      Aaa           10,200      10,772,118
                                                                          -------------
            GROUP TOTAL                                                      21,125,192
                                                                          -------------
------------------------------------------------------------------------------
-----------------
TOTAL GOVERNMENT & AGENCY SECURITIES
  (Cost $33,338,437)                                                         32,892,847
                                                                          -------------
------------------------------------------------------------------------------
-----------------
COLLATERALIZED MORTGAGE OBLIGATIONS (3.3%)
-----------------------------------------------------------------------------------------------
            Asset Securitization Corp.:
             Series 1995-MD4, Class A1
             7.10%, 8/13/29                        N/R            1,226       1,208,064
             Series 1996-D3, Class A1B
             7.21%, 10/13/26                       Aaa              600         601,032
             Series 1996-MD6, Class A6
             7.108%, 11/13/26                     Baa2              420         412,058
             Series 1997-D4, Class A1D
             7.49%, 4/14/97                        Aaa              600         605,812
             Series 1997-MD7, Class A1B
             7.41%, 1/13/30                        Aaa              430         434,098
            Chase Commercial Mortgage
             Securities Corp. Series
             1996-2, Class A2
             6.90%, 9/19/06                        N/R              550         542,954
            Drexel, Burnham & Lambert Trust
            REMIC-PAC,
             Series S, Class 2
             9.00%, 8/1/18                         Aaa            5,134       5,148,748
            Merrill Lynch Mortgage
             Investors, Inc. Series
             1996-C2, Class A2
             6.82%, 11/21/28                       N/R              310         300,604
                                                                          -------------
------------------------------------------------------------------------------
-----------------
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
  (Cost $9,663,803)                                                           9,253,370
                                                                          -------------
-----------------------------------------------------------------------------------------------
                                                              Face
                                              Moody's        Amount
                                              Ratings         (000)           Value
-----------------------------------------------------------------------------------------------
ASSET BACKED OBLIGATIONS (3.2%)
------------------------------------------------------------------------------
-----------------
            Capita Equipment Receivables
             Trust, Series 1996-1, Class
             A3
             6.11%, 7/15/99                        Aaa    $       1,250   $   1,241,413
            Green Tree Financial Corp.
             Manufactured Housing
             Installment Sale Contracts:
             Series 1993-4, Class B1
             7.20%, 1/15/19                       Baa3            2,000       1,971,240
             Series 1995-4, Class A3
             6.30%, 7/15/25                        Aaa              350         345,842
            Green Tree Financial Corp.
             Series 1995-7, Class A2
             6.15%, 11/15/26                       Aaa            1,450       1,445,911
             Series 1995-7, Class A3
             6.35%, 11/15/26                       Aaa            1,300       1,283,327
         (9) Merrill Lynch Home Equity
             Acceptance Trust, Series
             1994-A, Class A-2
             6.25%, 7/17/22                         A3            1,533       1,532,577
            Nationscredit Grantor Trust,
             Boat Retail Installment Sale
             Contracts, Series 1996-1,
             Class A
             5.85%, 9/15/11                        Aaa            1,020         987,864
                                                                          -------------
------------------------------------------------------------------------------
-----------------
TOTAL ASSET BACKED OBLIGATIONS
  (Cost $7,486,807)                                                           8,808,174
                                                                          -------------
-----------------------------------------------------------------------------------------------

                                                          Shares/ Units
------------------------------------------------------------------------------
-----------------
COMMON STOCKS (1.2%)
------------------------------------------------------------------------------
-----------------
BROADCASTING (0.0%)
         (1) Pegasus Media &
             Communications, Inc. Class B                           564           6,204
                                                                          -------------
-----------------------------------------------------------------------------------------------
CONSUMER PRODUCTS & SERVICES (0.4%)
      (1)(5) Applause Enterprises, Inc.
             (acquired 11/8/91, cost
             $144,400)                                            3,800          11,400
      (1)(5) Dr. Pepper Bottling Holdings,
             Inc. Class A
             (acquired 2/25/97, cost
             $1,181,250)                                         75,000       1,181,250
                                                                          -------------
            GROUP TOTAL                                                       1,192,650
                                                                          -------------
------------------------------------------------------------------------------
-----------------
FINANCIAL SERVICES (0.0%)
   (1)(5)(7) Westfed Holdings Inc. Class B
             (acquired 9/20/88, cost $383)                       12,670               0
                                                                          -------------
-----------------------------------------------------------------------------------------------

                                                          Shares/ Units       Value
-----------------------------------------------------------------------------------------------
FOOD & BEVERAGE (0.0%)
      (1)(3) Specialty Foods Acquisition
             Corp.                                               30,000   $       7,500
                                                                          -------------
------------------------------------------------------------------------------
-----------------
INDUSTRIAL GOODS & MATERIALS (0.1%)
   (1)(5)(7) CIC I Acquisition Corp.
             (acquired 10/18/89, cost
             $1,076,715)                                          2,944         200,192
                                                                          -------------
------------------------------------------------------------------------------
-----------------
PAPER & FOREST PRODUCTS (0.0%)
      (1)(3) Mail-Well, Inc.                                      7,102         139,377
                                                                          -------------
------------------------------------------------------------------------------
-----------------
RESTAURANTS, HOTELS & GAMING (0.7%)
         (1) Capital Gaming
             International, Inc.                                  6,667             100
         (1) Casino America Inc.                                 14,947          37,367
         (1) Colorado Gaming &
             Entertainment Co.                                   26,465          79,395
      (1)(3) Motels of America, Inc.                                500          34,000
         (1) Vail Resorts Inc.                                   85,000       1,657,500
                                                                          -------------
            GROUP TOTAL                                                       1,808,362
                                                                          -------------
------------------------------------------------------------------------------
-----------------
RETAIL (0.0%)
      (1)(5) Jewel Recovery L.P.
             (acquired 7/30/93, cost $0)                         49,559               0
                                                                          -------------
------------------------------------------------------------------------------
-----------------
TELECOMMUNICATIONS (0.0%)
         (1) Pagemart Nationwide, Inc.                            7,000          38,500
                                                                          -------------
-----------------------------------------------------------------------------------------------
TOTAL COMMON STOCKS
  (Cost $4,626,537)                                                           3,392,785
                                                                          -------------
-----------------------------------------------------------------------------------------------
PREFERRED STOCKS (4.1%)
------------------------------------------------------------------------------
-----------------
AEROSPACE/DEFENSE (0.5%)
         (1) GPA Group plc 7% Second
             Preference Cum. Conv.                            2,875,000       1,388,625
                                                                          -------------
------------------------------------------------------------------------------
-----------------
BROADCASTING (0.6%)
         (1) Pegasus Communications, Corp.
             Units                                                  250         245,000
      (1)(3) Spanish Broadcasting
             System, Inc. Units                                   1,500       1,500,000
                                                                          -------------
            GROUP TOTAL                                                       1,745,000
                                                                          -------------
------------------------------------------------------------------------------
-----------------
CABLE (0.7%)
      (1)(3) NTL, Inc.
             13.00% Sr. Redeemable
             Exchangeable                                         2,000       1,900,000
                                                                          -------------
-----------------------------------------------------------------------------------------------
                                                          Shares/ Units       Value
-----------------------------------------------------------------------------------------------

CONSUMER PRODUCTS & SERVICES (0.1%)
            Renaissance Cosmetics, Inc.:
      (1)(3) Units                                                  300   $     301,500
      (1)(3) 14% Sr. Redeemable, Series B                            20          17,550
                                                                          -------------
            GROUP TOTAL                                                         319,050
                                                                          -------------
------------------------------------------------------------------------------
-----------------
ENERGY (0.1%)
      (1)(7) Consolidated Hydro, Inc.
             13.50% Series H, Conv.                               3,000         300,000
                                                                          -------------
------------------------------------------------------------------------------
-----------------
FINANCIAL SERVICES (0.8%)
            Chevy Chase Bank, F. S.B.
             10.375% Series A, Conv.                             40,000       2,040,000
   (1)(5)(7) WestFed Holdings, Inc. Cum.
             Class A
             (acquired 9/20/88-6/18/93,
             cost $3,611,992)                                    42,759          42,759
                                                                          -------------
            GROUP TOTAL                                                       2,082,759
                                                                          -------------
-----------------------------------------------------------------------------------------------
PAPER & FOREST PRODUCTS (0.3%)
         (1) SD Warren Co. 14% Exchangeable                      21,459         815,442
                                                                          -------------
------------------------------------------------------------------------------
-----------------
PUBLISHING & INFORMATION SERVICES (0.2%)
            K-III Communications Corp. 10%
             Exchangeable, Series D                               5,000         490,000
                                                                          -------------
------------------------------------------------------------------------------
-----------------
RESTAURANTS, HOTELS & GAMING (0.2%)
         (1) Lady Luck Gaming Corp. Series
             A                                                   20,000         640,000
                                                                          -------------
------------------------------------------------------------------------------
-----------------
RETAIL (0.4%)
         (1) Jitney-Jungle Stores of
             America, Inc.                                        7,500       1,005,000
                                                                          -------------
-----------------------------------------------------------------------------------------------
TELECOMMUNICATIONS (0.2%)
      (1)(3) Intermedia Communications
             13.5% Series A Redeemable
             Exchangeable                                            25         240,000
      (1)(3) NEXTLINK Communications, Inc.
             Units                                                9,500         446,500
                                                                          -------------
            GROUP TOTAL                                                         686,500
                                                                          -------------
------------------------------------------------------------------------------
-----------------
TOTAL PREFERRED STOCKS
  (Cost $14,867,294)                                                         11,372,376
                                                                          -------------
-----------------------------------------------------------------------------------------------
RIGHTS (0.0%)
------------------------------------------------------------------------------
-----------------
         (1) Terex Corp., expiring 5/15/02
             (Cost $0)                                            6,000          30,000
                                                                          -------------
-----------------------------------------------------------------------------------------------
WARRANTS (0.3%)
------------------------------------------------------------------------------
-----------------
         (1) American Communications
             Services, Inc.
             expiring 11/1/05                                     2,000         120,000

                                                          Shares/ Units       Value
-----------------------------------------------------------------------------------------------
         (1) American Telecasting, Inc.
             expiring 6/23/99                                       525   $         263
         (1) Australis Holdings Pty Ltd.
             expiring 10/30/01                                    2,250               0
      (1)(3) Boomtown, Inc.
             expiring 11/1/98                                       500              10
         (1) CHC Helicopter Corp.
             expiring 12/15/00                                    6,000           3,000
      (1)(3) Capital Gaming
             International, Inc.
             expiring 2/1/99                                      5,687               6
         (1) Casino America, Inc.
             expiring 5/3/01                                      2,646           2,315
   (1)(3)(7) Consolidated Hydro, Inc.
             expiring 12/31/03                                    5,400               0
         (1) County Seat Stores, Inc.
             expiring 10/15/98                                    1,520              15
         (1) Crown Packaging Holdings, Ltd.
             expiring 11/1/03                                     2,000             250
         (1) Dairy Mart Conveniences
             Stores, Inc.
             expiring 5/13/98                                    11,665          23,330
      (1)(3) Elsinore Corp.
             expiring 10/8/98                                    79,941               0
         (1) General Media Inc.
             expiring 12/22/00                                      500             500
         (1) General Media Inc.
             expiring 12/31/00                                      625             625
         (1) Great American Cookie Co.
             expiring 1/30/00                                       225           2,250
         (1) Hemmeter Enterprises, Inc.
             expiring 12/15/99                                    9,000               0
         (1) Hyperion Telecommunications,
             Inc.
             expiring 4/15/01                                     1,750          52,500
         (1) IHF Capital, Inc.
             expiring 11/14/99                                      500          27,500
         (1) In-Flight Phone Corp.
             expiring 8/31/02                                     1,000               0
         (1) IntelCom Group, Inc.
             expiring 9/1/05                                      2,145          21,450
         (1) InterAct Systems, Inc.
             expiring 8/1/03                                        750               0
         (1) Nextel Communications, Inc.
             expiring 4/25/99                                       750               7
         (1) Purity Supreme
             expiring 8/1/97                                      5,198               0
         (1) Renaissance Cosmetics, Inc.
             expiring 8/31/06                                     3,000         150,000
         (1) SD Warren Co.
             expiring 12/15/06                                   12,000          51,000
         (1) Sheffield Steel Corp.
             expiring 11/1/01                                     6,250          18,750
         (1) Spanish Broadcasting
             System, Inc.
             expiring 6/29/99                                     1,500         292,500
         (1) United International Holdings
             expiring 11/15/99                                    2,950          14,750
                                                          Shares/ Units       Value
-----------------------------------------------------------------------------------------------
      (1)(3) Wright Medical Technology
             expiring 6/30/03                                       618   $      74,118
                                                                          -------------
------------------------------------------------------------------------------
-----------------
TOTAL WARRANTS
  (Cost $384,221)                                                               855,139
                                                                          -------------
-----------------------------------------------------------------------------------------------
                                                              Face
                                              Moody's        Amount
                                              Ratings         (000)
-----------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENT (2.3%)
------------------------------------------------------------------------------
-----------------
FEDERAL HOME LOAN MORTGAGE DISCOUNT NOTE (2.3%)
            0.00%, 4/1/97 (Cost
             $6,296,000)                           N/R    $       6,296       6,296,000
                                                                          -------------
------------------------------------------------------------------------------
-----------------
TOTAL INVESTMENTS (99.3%)
  (Cost $282,405,713)                                                       275,197,996
                                                                          -------------
-----------------------------------------------------------------------------------------------
OTHER ASSETS IN EXCESS OF LIABILITIES (0.7%)
                                                                              1,893,995
                                                                          -------------
------------------------------------------------------------------------------
-----------------
NET ASSETS (100%)
            Applicable to 34,545,937 issued and outstanding $.001 par
             value shares (authorized 100,000,000 shares).                $ 277,091,991
                                                                          -------------
                                                                          -------------
-----------------------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE                                                 $        8.02
                                                                          -------------
                                                                          -------------
-----------------------------------------------------------------------------------------------
MARKET PRICE PER SHARE                                                    $       7.875
                                                                          -------------
                                                                          -------------
------------------------------------------------------------------------------
-----------------

N/R--Not Rated.
PAC--Planned Amortization Class.
REMIC--Real Estate Mortgage Investment Conduit.
STRIPS--Separate Trading of Registered Interest and Principal Securities.
TBA--To Be Announced. Security is subject to delayed delivery.
 (1)  Non-income producing security.
 (2)  Defaulted security.
 (3)  144A Security. Certain conditions for public sale may exist.
 (4)  Payment in kind bond. Market value includes accrued interest.
 (5) Restricted as to private and public resale. Total cost of restricted securities at March 31, 1997 aggregated $6,014,740. Total market value of restricted securities owned at March 31, 1997 was $1,435,601 or 0.5% of net assets.
 (6) All or a portion of this security was pledged as collateral for delayed delivery securities.
 (7) Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Board of Directors.
 (8) Step Bond--Coupon rate is low or zero for an initial period and then increases to a higher coupon rate thereafter. Maturity date disclosed is the ultimate maturity.
 (9) Floating Rate--The interest rate changes on these instruments based upon a designated base rate. The rates shown are those in effect at March 31, 1997.

DESCRIPTION OF DIVIDEND REINVESTMENT
AND CASH PURCHASE PLAN
-----------------

    Pursuant to the BEA Income Fund, Inc.'s (the "Fund") Dividend Reinvestment and Cash Purchase Plan (the "Plan"), each shareholder may elect to have all dividends and distributions, net of any applicable U.S. withholding tax, automatically reinvested in additional shares of the Fund by The Chase Manhattan Bank, as the plan agent (the "Plan Agent"). Shareholders who do not make this election will receive all dividends and distributions in cash, net of any applicable U.S. withholding tax, paid in dollars by check mailed directly to the shareholder by the Plan Agent, as dividend-paying agent. Shareholders who wish to have dividends and distributions automatically reinvested should notify the Plan Agent for the Fund at Dividend Reinvestment Department -- Retail, 4 New York Plaza, New York, NY 10004. A shareholder whose shares are held by a broker or nominee that does not provide a dividend reinvestment program may be required to have his shares registered in his own name to participate in the Plan. Investors who own shares of the Fund's common stock registered in street name should contact the broker or nominee for details concerning participation in the Plan.
    Certain distributions of cash attributable to (a) some of the dividends and interest amounts paid to the Fund and (b) certain capital gains earned by the Fund that are derived from securities of certain foreign issuers are subject to taxes payable by the Fund at the time amounts are remitted. Such taxes, if any, will be borne by the Fund and allocated to all shareholders in proportion to their interests in the Fund.
    The Plan Agent serves as agent for the shareholders in administering the Plan. If the Board of Directors of the Fund declares an income dividend or a capital gains distribution payable either in the Fund's common stock or in cash, as shareholders may have elected, nonparticipants in the Plan will receive cash and participants in the Plan will receive the equivalent in shares of the Fund valued at the lower of market price or net asset value as determined at the time of purchase (generally on the payable date of the dividend) as set forth below. Whenever market price is equal to or exceeds net asset value at the time shares are valued for the purpose of determining the number of shares equivalent to the cash dividend or distribution, participants will be issued shares of the Fund at a price equal to net asset value but not less than 95% of the then current market price of the Fund shares. The Fund will not issue shares under the Plan below net asset value. If net asset value determined as at the time of purchase exceeds the market price of Fund shares at such time, or if the Fund should declare a dividend or other distribution payable only in cash (i.e., if the Board of Directors should preclude reinvestment at net asset value), the Agent will, as agent for the participants, endeavor to buy Fund shares in the open market, on the New York Stock Exchange or elsewhere, on behalf of all participants, and will allocate to you your pro rata portion based on the average price paid (including brokerage commissions) for all shares purchased. Shares acquired on behalf of participants in the open market will be purchased at the prevailing market price. Fractions of a share allocated to you will be computed to four decimal places. If, before the Agent has completed its purchases, the market price exceeds the net asset value of a Fund share, the average per share purchase price paid by the Agent may exceed the net asset value of the Fund's shares, resulting in the acquisition of fewer shares than if the dividend or distribution had been paid in shares issued by the Fund.
    For all purposes of the Plan: (a) the market price of the Fund's common stock on a dividend payment date shall be the last sale price on the New York Stock Exchange on that date, or, if there is no such sale, then the mean between the closing bid and asked quotations for such stock, and (b) net asset value per share of the Fund's common stock on a particular date shall be as determined by or on behalf of the Fund.
    Participants in the Plan have the option of making additional cash payments to the Plan Agent, monthly, in any amount from $100 to $3,000, for investment in the Fund's common stock. Shareholders should be aware that cash contributions will be used to purchase shares of the Fund in the open market regardless of whether such shares are selling above, at or below the net asset value of the Fund. As a result, shareholders may be purchasing shares at a market price that reflects a premium to the Fund's net asset value.

    Cash contributions should be in the form of a check or money order and made payable in U.S. dollars and directed to The Chase Manhattan Bank, Dividend Reinvestment Department -- Retail, 4 New York Plaza, New York, NY 10004. Deliveries to any other address do not constitute valid delivery.
    A detachable form for use in making voluntary cash payments will be attached to each Dividend Reinvestment Plan statement you receive. The same amount of money need not be sent each month and there is no obligation to make an optional cash payment each month.
    Payments received by the Agent will be used to purchase stock under the Plan. Prior to such purchase of stock by the Agent, no interest will be paid on such funds sent to the Agent. Therefore, voluntary cash payments should be sent to reach the Agent shortly (but at least five business days) before the dividend payment date. Voluntary cash payments received after the five business day deadline will be invested by the Agent on the next succeeding dividend payment date. Dividend payment dates are expected to be the 15th (or next business day) of each month.
    You may obtain a refund of any voluntary cash payment if a request for such a refund is received in writing by the Agent not less than 48 hours before the next succeeding dividend payment.
    There is no charge to participants for reinvesting dividends or capital gains distributions. The Agent's fees for the handling of reinvestment of dividends and distributions will be paid by the Fund. There will be no brokerage charges with respect to shares issued directly by the Fund as a result of dividends or capital gains distributions payable either in shares or in cash. How-ever, each participant will pay a pro rata share of brokerage commissions incurred with respect to the Agent's open market purchases in connection with the reinvestment of dividends, capital gains distributions, or voluntary cash payments.
    Brokerage charges for purchasing small amounts of stock for individual accounts through the Plan are expected to be less than the usual brokerage charges for such transactions because the Agent will be purchasing stock for all participants in blocks and pro rating the lower commissions thus attainable.
    The receipt of dividends and distributions in stock under the Plan will not relieve participants of any income tax (including withholding tax) that may be payable on such dividends and distributions.
    While the Fund presently intends to continue the Plan indefinitely, experience under the Plan may indicate that changes are desirable. Accordingly, the Fund reserves the right to amend or terminate the Plan as applied to any voluntary cash payments made and any dividend or distribution paid subsequent to notice of the change sent to all shareholders of the Fund at least 30 days before the record date for such dividend or distribution. The Plan also may be amended or terminated by the Agent by at least 30 days' written notice to all shareholders of the Fund.
    Any notices, questions or other correspondence regarding the Plan should be addressed to The Chase Manhattan Bank, Customer Service Department, 4 New York Plaza, New York, NY 10004. Be sure to include a reference to BEA Income Fund, Inc. or you may call (800) 428-8890.